Note 22 - Income Tax - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income tax expense using a combined statutory rate of 26.5% (2022 - 26.5%)	$ 56,386	$ 76,732
Loss on disposal of operations	361	7,110
Permanent differences	5,515	2,686
Tax effect of flow through entities	(12,264)	(10,890)
Adjustments to tax liabilities for prior periods	(407)	(1,597)
Changes in liability for unrecognized tax benefits	(1,980)	1,617
Stock-based compensation	1,730	2,024
Foreign, state, and provincial tax rate differential	1,266	1,875
Change in valuation allowance	3,349	2,626
Acquisition-related items	8,864	10,106
Withholding taxes and other	5,266	2,721
Income tax expense	$ 68,086	$ 95,010